Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Jan. 31, 2016	Jan. 31, 2015
Cash flows from operating activities:
Net income (loss)	$ (1,126,947)	$ (1,217,631)	$ (1,569,662)	$ 4,115,431
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	4,420	19,012	22,509	27,324
Amortization of deferred financing charges				38,052
Amortization of debt discount	240,050	668,835	606,270	403,579
(Gain) loss on settlement of debt		(72,308)	(72,308)	(5,322,943)
(Gain) loss on change in fair value of derivative liabilities	184,793	(70,766)	102,444	(482,697)
Share-based compensation	72,000	37,491	40,299	11,232
Common shares issued for third party services	47,500	10,320	10,320	54,000
Warrants issued for third party services	540			17,500
Warrants issued pursuant to legal settlement				6,440
Changes in assets and liabilities:
Prepaid expenses	3,548	12,072	11,175	(79,179)
Other current assets	1,152	(100)	(100)	(52)
Accounts payable and accrued expenses	72,098	86,855	170,530	(3,329)
Accrued wages related parties	92,452	69,000	83,586	64,000
Accrued interest	22,600	32,691	44,357	190,283
Cash flows used in operating activities:	(385,794)	(424,529)	(550,580)	(960,359)
Cash flows from investing activities:
Purchase of equipment		(4,303)	(4,303)	(9,870)
Net cash used in investing activities		(4,303)	(4,303)	(9,870)
Cash flows from financing activities:
Payments on long-term debt	(562)	(4,434)	(6,149)	(5,594)
Principal activity on convertible promissory notes	78,000	200,000	328,000	500,000
Proceeds from the issuance of common stock, net of expenses	317,729	184,126	180,051	474,251
Net cash provided by financing activities	395,167	379,692	501,902	968,657
Increase (decrease) in cash and cash equivalents	9,373	(49,140)	(52,981)	(1,572)
Cash and cash equivalents, beginning of period	536	53,517	53,517	55,089
Cash and cash equivalents, end of period	9,909	4,377	536	53,517
Supplemental disclosure of cash flow information:
Income tax paid
Interest paid	18,805	7,169	12,271	10,587
Supplemental disclosure of non-cash items:
Stock subscription receivable				55,673
Resolutions of derivative liabilities due to debt conversions	237,997	750,615	833,583	256,748
Warrants reclassed to derivative liabilities	176,058		31,804	520,552
Debt discounts due to derivative liabilities	225,969	497,031	549,531	382,173
Derivative liability for newly granted warrants		49,553
Common stock issued for conversion of debt and interest	241,604	778,459	892,579	242,180
Original issue discount	$ 7,800	$ 16,000	$ 22,000	$ 28,750